Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000250990 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000250990 | 92189H300 | VanEck J. P. Morgan EM Local Currency Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000250990 | 464288588 | iShares MBS ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000250990 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000250990 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000250990 | 92203J407 | Vanguard Total International Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000250990 | 78464A359 | State Street SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000250990 | 464288687 | iShares Preferred and Income Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000250990 | 922907746 | Vanguard Tax-Exempt Bond Index ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000250990 | 92189H409 | VanEck High Yield Muni ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000250990 | Fixed Income - Other46138G508
Holdings [Line Items]
Percent of Total Investments	100.00%
C000250990 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000250991 | 808524201 | Schwab US Large-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000250991 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000250991 | 464287507 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000250991 | 46137V357 | Invesco S&P 500 Equal Weight ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000250991 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000250991 | 922908512 | Vanguard Mid-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250991 | 464287804 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250991 | 464287168 | iShares Select Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000250991 | 46432F396 | iShares MSCI USA Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000250991 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250991 | Equities46137V357
Holdings [Line Items]
Percent of Total Investments	100.00%
C000250991 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000250992 | 92189H300 | VanEck J. P. Morgan EM Local Currency Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000250992 | 464288687 | iShares Preferred and Income Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000250992 | 92189H409 | VanEck High Yield Muni ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000250992 | 78468R606 | State Street SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000250992 | 78467V608 | State Street SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000250992 | 921946885 | Vanguard Emerging Markets Government Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250992 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000250992 | Fixed Income - Other464288687
Holdings [Line Items]
Percent of Total Investments	100.00%
C000250993 | 922042775 | Vanguard FTSE All-World ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000250993 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000250993 | 46435G524 | iShares International Dividend Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250993 | 464288273 | iShares MSCI EAFE Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000250993 | 464286533 | iShares MSCI Emerging Markets Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000250993 | 46641Q233 | JPMorgan BetaBuilders Developed Asia Pacific-ex ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000250993 | 46434G822 | iShares MSCI Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250993 | 464286772 | iShares MSCI South Korea ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250993 | 464286822 | iShares MSCI Mexico ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250993 | 464286103 | iShares MSCI Australia ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250993 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000250993 | Equities46435G524
Holdings [Line Items]
Percent of Total Investments	100.00%